Taxes (Tables)	12 Months Ended
Jul. 31, 2026
Taxes [Abstract]
Schedule of (Loss) Income Before Income Tax

(Loss) income before income tax:

	For the years ended July 31,
	2026	2025	2024
Japan	$(9,405,047)	$(999,790)	$4,500,978
Foreign	3,579,208	5,405,119	3,695,249
(Loss) income before income tax	$(5,825,839)	$4,405,329	$8,196,227

Schedule of Components of the Income Tax (Benefit) Expense

Components of the income tax (benefit) expense:

	For the years ended July 31,
	2026	2025	2024
Current – Japan	$3,403	$3,734	$3,551
Current – outside Japan	702,398	65,998	480,272
Total current tax provision	705,801	69,732	483,823

Deferred – Japan	(1,609,101)	(346,791)	1,556,888
Deferred – outside Japan	(790,871)	853,825	177,877
Total deferred tax provision	(2,399,972)	507,034	1,734,765

Total income tax (benefit) expense	$(1,694,171)	$576,766	$2,218,588

Schedule of Reconciliation of Income Tax at the Statutory Rate

Under ASU 2023-09, the reconciliation of income tax at the statutory rate to the income tax benefit for the year ended July 31, 2026 was as follows:

	Year ended July 31, 2026
	Amount	Percent
(Loss) before income tax	$(5,825,839)
Income tax at the Japanese statutory rate (34.59%)	$(2,015,158)	34.59%
Effect of change in tax law – Japan Defense Special Corporate Tax	58,573	(1.01)%
Nondeductible share-based compensation and other permanent items – Japan	661,890	(11.36)%
Foreign tax effects:
Singapore
Statutory tax rate difference (17%)	(157,831)	2.71%
Prior-year current tax true-up	570,255	(9.79)%
Release of opening deferred tax liability on developer advances	(994,720)	17.07%
Other	(13,416)	0.23%
PRC
Statutory tax rate differences (25%; 5% for small low-profit enterprises)	(379,677)	6.52%
Development payroll deducted locally and capitalized in consolidation	(717,239)	12.31%
Other	24,553	(0.42)%
Cayman Islands entities and consolidation adjustments not subject to tax	413,359	(7.10)%
Other jurisdictions (Taiwan and the United States)	(29,315)	0.50%
Other adjustments – Japan:
Capitalized development payroll of subsidiaries and VIEs without Japanese tax basis	1,127,911	(19.36)%
Prior-year tax-loss carryforward true-up	(137,194)	2.35%
Other (lease deferred balance true-up and per-capita levy)	(106,162)	1.82%
Income tax benefit / effective tax rate	$(1,694,171)	29.08%

For the years ended July 31, 2025 and 2024, the reconciliation from the Japanese statutory rate to the effective tax rate, presented under the requirements in effect before the prospective adoption of ASU 2023-09, was:

	For the years ended July 31,
	2025	2024
Japanese statutory rate	34.59%	34.59%
Tax rate differences in non-Japan subsidiaries	(21.72)%	(6.82)%
Nondeductible expenses	0.06%	—
Change in valuation allowance	0.16%	(0.70)%
Effective tax rate	13.09%	27.07%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities:

	As of July 31,
	2026	2025
Tax loss carryforwards	$1,248,523	$357,947
Transfer-pricing true-ups deductible when invoiced and unrealized foreign exchange	1,395,024	—
Lease liabilities	1,023,723	1,555,157
Film amortization	325,199	165,146
Fixed assets, software and asset retirement obligations	171,323	193,883
Other	25,910	—
Gross deferred tax assets	$4,189,702	$2,272,133
Valuation allowance	—	(49,909)
Prepaid royalties and advances to game developers	(4,550,388)	(5,156,113)
Right-of-use assets	(950,986)	(1,534,321)
Capitalized software (development payroll of subsidiaries and VIEs)	(1,103,721)	—
Transfer-pricing true-up receivables taxable when invoiced	(774,948)	—
Realized contingent gain	—	(1,607,769)
Foreign-sourced interest, prepaid expenses and unrealized foreign exchange (Singapore)	(214,958)	(83,115)
Other	(121,561)	—
Gross deferred tax liabilities	$(7,716,562)	$(8,381,318)
Net deferred tax liabilities	$(3,526,860)	$(6,159,094)
Presented as: deferred tax assets, net	102,939	49,067
Presented as: deferred tax liabilities, net	(3,629,799)	(6,208,161)

Schedule of Valuation Allowance

Movement in the valuation allowance for the years ended July 31, 2026, 2025 and 2024 is as follows:

	For the years ended July 31,
	2026	2025	2024
Beginning balance	$49,909	$56,911	$—
Additions	—	—	58,230
Release	(47,701)	(11,560)	—
Foreign currency translation	(2,208)	4,558	(1,319)
Ending balance	—	$49,909	$56,911

Schedule of Income Taxes Paid (Refunded), Net

Income taxes paid (refunded), net, were as follows:

	For the years ended July 31,
	2026	2025	2024
Income taxes paid (refunded), net	$(292,899)	$4,527	$6,928

For the year ended July 31,
2026
Japan	3,403
Foreign – Singapore	(332,660)
Foreign – Taiwan	35,562
Foreign – PRC	796
Cayman Islands – federal or equivalent	—
Cayman Islands – state and local	—
Total foreign income taxes paid (refunded)	$(296,302)
Total income taxes paid (refunded)	$(292,899)

Schedule of Taxes Payable
	As of July 31,
	2026	2025
Income taxes payable	$1,054,431	$52,758
Consumption tax payable – Japan	196,847	240,724
Accrued Taiwan business tax (Note 18)	496,607	—
VAT and other taxes – PRC	26,713	—
Total tax payable	$1,774,598	$293,482